UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 23.8%
Auto Components 2.0%
BorgWarner, Inc. (a)	61,324	3,428,625
Tenneco, Inc.*	73,642	4,165,928

		7,594,553
Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc. (a)	62,108	3,376,812
Hilton Worldwide Holdings, Inc.* (a)	62,450	1,389,512
Panera Bread Co. "A"*	26,968	4,764,976

		9,531,300
Household Durables 5.3%
Jarden Corp.*	112,528	6,903,593
Newell Rubbermaid, Inc.	126,990	4,115,746
Toll Brothers, Inc.* (a)	149,694	5,538,678
Whirlpool Corp.	26,024	4,082,124

		20,640,141
Leisure Equipment & Products 1.6%
Polaris Industries, Inc. (a)	41,781	6,084,985
Media 1.2%
Cinemark Holdings, Inc.	136,737	4,557,444
Multiline Retail 1.0%
Family Dollar Stores, Inc.	58,831	3,822,250
Specialty Retail 7.7%
Advance Auto Parts, Inc.	26,662	2,950,950
Ascena Retail Group, Inc.* (a)	155,656	3,293,681
Children's Place Retail Stores, Inc.* (a)	55,422	3,157,391
DSW, Inc. "A" (a)	98,460	4,207,196
PetSmart, Inc. (a)	53,086	3,862,006
Ross Stores, Inc.	69,232	5,187,554
Ulta Salon, Cosmetics & Fragrance, Inc.*	47,046	4,540,880
Urban Outfitters, Inc.*	74,927	2,779,792

		29,979,450
Textiles, Apparel & Luxury Goods 2.6%
Carter's, Inc.	52,102	3,740,403
Hanesbrands, Inc. (a)	88,700	6,232,949

		9,973,352
Consumer Staples 4.7%
Food & Staples Retailing 0.7%
The Fresh Market, Inc.* (a)	69,379	2,809,849
Food Products 2.8%
Green Mountain Coffee Roasters, Inc.* (a)	25,875	1,955,633
McCormick & Co., Inc. (a)	51,576	3,554,618
Mead Johnson Nutrition Co.	61,507	5,151,826

		10,662,077
Household Products 1.2%
Church & Dwight Co., Inc.	70,185	4,651,862
Energy 7.5%
Energy Equipment & Services 2.9%
Core Laboratories NV (a)	16,229	3,098,927
Dresser-Rand Group, Inc.*	47,687	2,843,576
FMC Technologies, Inc.* (a)	61,734	3,223,132
Oil States International, Inc.*	20,098	2,044,369

		11,210,004
Oil, Gas & Consumable Fuels 4.6%
Antero Resources Corp.*	41,735	2,647,668
Cabot Oil & Gas Corp.	129,560	5,021,745
Oasis Petroleum, Inc.*	63,278	2,972,168
Pioneer Natural Resources Co.	20,685	3,807,488
Range Resources Corp. (a)	38,760	3,267,856

		17,716,925
Financials 7.7%
Capital Markets 3.4%
Affiliated Managers Group, Inc.*	21,837	4,736,008
Lazard Ltd. "A"	86,745	3,931,283
Oaktree Capital Group LLC	76,240	4,485,962

		13,153,253
Commercial Banks 1.2%
Signature Bank* (a)	44,168	4,744,527
Consumer Finance 0.9%
Portfolio Recovery Associates, Inc.* (a)	67,863	3,585,881
Real Estate Management & Development 0.8%
CBRE Group, Inc. "A"*	113,413	2,982,762
Thrifts & Mortgage Finance 1.4%
Ocwen Financial Corp.*	96,364	5,343,384
Health Care 16.0%
Biotechnology 3.0%
Alkermes PLC*	73,101	2,972,287
BioMarin Pharmaceutical, Inc.*	35,072	2,464,510
Cubist Pharmaceuticals, Inc.* (a)	30,589	2,106,664
Pharmacyclics, Inc.*	7,498	793,138
Vertex Pharmaceuticals, Inc.*	46,636	3,465,055

		11,801,654
Health Care Equipment & Supplies 3.0%
CareFusion Corp.*	95,169	3,789,629
St. Jude Medical, Inc.	53,988	3,344,557
Thoratec Corp.*	127,372	4,661,815

		11,796,001
Health Care Providers & Services 5.8%
AmerisourceBergen Corp.	62,085	4,365,196
Catamaran Corp.* (a)	111,093	5,274,696
Centene Corp.*	67,058	3,953,069
HCA Holdings, Inc.*	89,616	4,275,579
Humana, Inc.	44,975	4,642,320

		22,510,860
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	64,931	3,713,404
Pharmaceuticals 3.2%
Actavis PLC*	26,849	4,510,632
Pacira Pharmaceuticals, Inc.* (a)	133,656	7,683,883

		12,194,515
Industrials 16.8%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	63,029	5,485,414
Airlines 1.5%
Delta Air Lines, Inc.	213,438	5,863,142
Building Products 1.5%
Fortune Brands Home & Security, Inc. (a)	123,978	5,665,795
Electrical Equipment 1.3%
Rockwell Automation, Inc.	44,638	5,274,426
Machinery 5.1%
Chart Industries, Inc.*	32,762	3,133,358
Joy Global, Inc. (a)	39,335	2,300,704
Manitowoc Co., Inc. (a)	233,059	5,434,936
Valmont Industries, Inc. (a)	22,044	3,287,201
WABCO Holdings, Inc.*	58,452	5,460,001

		19,616,200
Professional Services 2.8%
IHS, Inc. "A"* (a)	44,021	5,269,314
Verisk Analytics, Inc. "A"*	85,317	5,607,033

		10,876,347
Road & Rail 1.5%
Kansas City Southern	46,644	5,775,926
Trading Companies & Distributors 1.7%
United Rentals, Inc.* (a)	83,342	6,496,509
Information Technology 16.8%
Communications Equipment 1.1%
Harris Corp. (a)	63,351	4,422,533
Computers & Peripherals 1.6%
Western Digital Corp.	75,632	6,345,525
Internet Software & Services 0.9%
LinkedIn Corp. "A"*	16,115	3,494,216
IT Services 1.4%
VeriFone Systems, Inc.*	194,760	5,223,463
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc. (a)	164,094	2,902,823
Cree, Inc.* (a)	34,824	2,178,938
Lam Research Corp.*	53,318	2,903,165
NXP Semiconductor NV*	43,469	1,996,531
Xilinx, Inc. (a)	105,034	4,823,161

		14,804,618
Software 8.0%
Citrix Systems, Inc.*	56,716	3,587,287
Concur Technologies, Inc.* (a)	22,139	2,284,302
FireEye, Inc.* (a)	94,174	4,106,928
Intuit, Inc.	39,046	2,979,991
MICROS Systems, Inc.* (a)	69,189	3,969,373
NetSuite, Inc.*	25,490	2,625,980
Qlik Technologies, Inc.*	109,680	2,920,778
Salesforce.com, Inc.*	64,020	3,533,264
ServiceNow, Inc.* (a)	38,728	2,169,155
Ultimate Software Group, Inc.* (a)	18,076	2,769,605

		30,946,663
Materials 3.4%
Chemicals 1.0%
Ashland, Inc.	37,857	3,673,643
Construction Materials 0.9%
Eagle Materials, Inc.	47,292	3,661,820
Containers & Packaging 1.0%
Crown Holdings, Inc.*	88,035	3,923,720
Metals & Mining 0.5%
Allegheny Technologies, Inc. (a)	50,300	1,792,189
Telecommunication Services 1.1%
Wireless Telecommunication Services
SBA Communications Corp. "A"* (a)	48,982	4,400,543

Total Common Stocks (Cost $259,784,606)		378,803,125
Exchange-Traded Fund 0.6%
SPDR S&P Biotech (a) (Cost $1,577,619)	17,036	2,218,087
Securities Lending Collateral 25.1%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $97,385,131)	97,385,131	97,385,131
Cash Equivalents 2.2%
Central Cash Management Fund, 0.05% (b) (Cost $8,311,620)	8,311,620	8,311,620

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $367,058,976) †	125.7	486,717,963
Other Assets and Liabilities, Net	(25.7)	(99,409,244)

Net Assets	100.0	387,308,719

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $367,274,055.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $119,443,908.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $121,747,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,303,372.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $95,873,797, which is 24.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$378,803,125	$—	$—	$378,803,125
Exchange-Traded Fund	2,218,087	—	—	2,218,087
Short-Term Investments(d)	105,696,751	—	—	105,696,751
Total	$486,717,963	$—	$—	$486,717,963

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014